LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2023
LAND USE RIGHTS, NET.
Land use rights

	As of December 31,
	2022	2023
	RMB	RMB
Cost	617,808	664,272
Accumulated amortization	(41,788)	(61,769)
Land use rights, net	576,020	602,503

Carrying value of land use rights pledged by company to secure banking borrowings

	As of December 31,
	2022	2023
	RMB	RMB
Land use rights	115,895	196,195